Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Property Management Fees (Details) - Dec. 31, 2020 - Property Management Fees
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Line Items]
2021	¥ 24,174	$ 3,705
2022	25,277	3,874
2023	19,100	2,927
2024	6,050	927
2025 and thereafter	35,758	5,480
Future minimum payments under non-cancelable agreements	¥ 110,359	$ 16,913